SCHEDULE OF UNSECURED CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Less unamortized debt discounts	$ (450)
Total unsecured convertible notes, net of discount	4,050
Less current portion	(4,050)
Total unsecured convertible notes, net of discount non-current
2024 Unsecured Convertible Notes [Member]
Short-Term Debt [Line Items]
2024 unsecured convertible notes, 4% coupon, due December 2025	$ 4,500